Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Derivative Financial Instruments
Summary of the effects on gain (loss) associated with changes in the fair values of derivative financial instruments by type of financing

Our financings giving rise to derivative financial instruments and the income effects:	Year Ended March 31, 2012
(thousands)
Compound embedded derivatives	$(23,525)
Day-one derivative loss	(7,336)
Warrant derivative liabilities	(8,949)
Total derivative loss	$(39,810)

Reconciliation of changes in the fair value of financial liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the nine months ended December 31, 2013:

	Derivative Warrant Liability	Very Hungry Embedded Derivative	Buffalo Embedded Derivative	Grandhaven Option*
Balance at March 31, 2013	$—	$—	$—	$—
Mark-to-market adjustment	12,481	—	—	—
Extinguishment — debt (net of amortization)	—	—	—	—
New instrument — initial valuation	—	2,900	650	—
Extinguishment — embedded derivative	—	(2,900)	—	—
Balance at December 31, 2013	$12,481	$—	$650	$—

* Represents Grandhaven’s option to exchange their royalty interest for shares of the Company’s common stock.

	Derivative Financial Information
	2013	2012
	(thousands)	(thousands)
Beginning balance as of period ended March 31	$—	$(17,288)
Total gains or losses (realized or unrealized):
Included in earnings	—	(20,956)
Warrant issuances	—	(12,396)
Warrant reclassification to equity	—	20,228
Debenture issuances	—	(12,001)
Debenture conversions	—	42,413
Ending balance as of March 31	—	—